Provision In Lieu Of Income Taxes (Components Of Income Tax Provisions (Benefits)) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provision In Lieu Of Income Taxes [Abstract]
Current: U.S. federal			$ 69	$ 112	$ (55)
Current: State			22	21	20
Deferred: U.S. federal			49	21	303
Amortization of investment tax credits			(2)	(2)	(2)
Total reported in operating expenses	$ 29	$ 25	138	152	266
U.S. federal			(21)	(32)	(5)
Deferred federal			6	(3)	6
Total reported in other income and deductions			(15)	(35)	1
Total provision in lieu of income taxes			$ 123	$ 117	$ 267